FINANCIAL INSTRUMENTS (Details 19) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financials Instruments [Line items]
Equity	$ 8,723,715	$ 8,009,029	$ 8,259,984	$ 7,818,504
Bank borrowings	1,151,023	1,499,051
Lease liabilities	727,990	559,382
Bonds issued	4,717,676	4,997,038
Capitalization	$ 15,320,404	$ 15,064,500